LIQUIDITY AND CAPITAL RESOURCES (Details Narrative)		12 Months Ended
	Jun. 10, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2025 HKD ($)
Liquidity And Capital Resources
Payments for underwriting expense	$ 5,200,000
Proceeds from issuance initial public offering	$ 7,000,000.0	$ 7,017,183	$ 54,600,000
Cash and cash equivalents		5,200,000		12,800,000		$ 40,100,000
Working capital		5,900,000				$ 46,000,000.0
Net loss		5,262,566	40,947,492	(7,461,446)	(6,561,051)
Negative operating cash flows		$ 1,300,000	$ 10,400,000	$ (2,933,807)	$ (499,996)